INVENTORIES - (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
INVENTORIES
Total current inventories	$ 47	Rp 631	Rp 584
Gross or Cost
INVENTORIES
Components		447	299
SIM cards and blank prepaid vouchers		168	168
Others		69	164
Total current inventories		684	631
Provision for impairment
INVENTORIES
Components		(24)	(18)
SIM cards and blank prepaid vouchers		(29)	(29)
Others		0	0
Total current inventories		Rp (53)	Rp (47)	Rp (41)